Line of Credit and Cash Reserve Liabilities (Tables)	12 Months Ended
Jun. 30, 2014
Line of Credit and Cash Reserve Liabilities [Abstract]
Schedule of line of credit and cash reserve liabilities
	June 30,	June 30,
	2014	2013
Wholesale loan facility	$27,746,303	$25,669,388
Cash reserve liabilities	878,747	2,731,094
	$28,625,050	$28,400,482